SUMMARY OF SUPPLEMENTAL CASH FLOW INFORMATION FOR LEASES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Operating cash flows relating to operating leases	¥ 830	¥ 790